SCHWABFUNDS(REGISTRATION MARK) (LOGO)
                                                               [GRAPHIC OMITTED]

SCHWAB
INSTITUTIONAL ADVANTAGE
MONEY FUND(REGISTRATION MARK)

Annual Report
December 31, 1998

Dear Shareholder,

We're pleased to bring you this annual report on performance for the Schwab Institutional Advantage Money Fund(REGISTRATION MARK) for the one-year period ended December 31, 1998. During the reporting period, the Fund continued to provide investors with current income consistent with the preservation of capital. By the end of the period, the Schwab Institutional Advantage Money Fund's net assets were approximately $369 million.

FUND PERFORMANCE
YIELD SUMMARY AS OF 12/31/98 1
-------------------------------------------------------------------
Seven-Day Current Yield                                       4.90%
-------------------------------------------------------------------
Seven-Day Effective Yield                                     5.02%
-------------------------------------------------------------------

Please remember that an investment in the Fund is neither insured nor guaranteed by the FederalDeposit Insurance Corporation (FDIC) or any other government agency and, although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

This report contains a complete list of theFund's holdings as of December 31, 1998.

We appreciate your confidence in SchwabFunds(REGISTRATION MARK) and look forward to continuing to help you achieve your financial goals in the future.

Sincerely,

/s/ CHARLES R. SCHWAB

Charles R. Schwab
Chairman


1 A portion of the Fund's fees was waived or reimbursed during the reporting period.Without the waivers or reimbursements, the seven-day current yield would have been 4.58% and the seven-day effective yield would have been 4.68% as of 12/31/98.

PORTFOLIO HIGHLIGHTS

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/98 1
----------------------------------------------------
Last seven days:                               4.90%
----------------------------------------------------
Last three months:                             4.79%
----------------------------------------------------
Last 12 months:                                4.85%
----------------------------------------------------


MATURITY SCHEDULE: PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE             3/31/98          6/30/98        9/30/98     12/31/98
-------------------------------------------------------------------------------
0-15 days                    20.5%           24.0%          16.0%         20.5%
-------------------------------------------------------------------------------
16-30 days                   15.8%           20.4%          30.5%         23.8%
-------------------------------------------------------------------------------
31-60 days                   15.9%           28.7%          23.0%         10.9%
-------------------------------------------------------------------------------
61-90 days                   10.5%           13.2%          12.9%         27.8%
-------------------------------------------------------------------------------
91-120 days                  12.9%            3.2%           1.4%          6.1%
-------------------------------------------------------------------------------
More than 120 days           24.4%           10.5%          16.2%         10.9%
-------------------------------------------------------------------------------
Weighted average           69 days         49 days        60 days       57 days
-------------------------------------------------------------------------------


PORTFOLIO QUALITY

SEC TIER RATING                   PERCENTAGE OF NET ASSETS: 12/31/98
--------------------------------------------------------------------
Tier 1                                          100.0%
--------------------------------------------------------------------

1 A portion of the Fund's expenses were reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 1998

                                                              Par        Value
                                                            -------    --------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 74.7%

AUTOMOTIVE -- 4.0%
Chrysler Financial Co., L.L.C
           5.33%, 02/23/99                                  $ 5,000    $  4,961
Hertz Corp.
           5.24%, 03/11/99                                   10,000       9,901
                                                                       --------
                                                                         14,862
                                                                       --------
BANKING - DOMESTIC -- 1.9%(a)(e)
Citibank Capital Markets Assets, L.L.C
           5.25%, 03/04/99                                    5,000       4,956
Intrepid Funding Master Trust
           5.20%, 04/30/99                                    1,000         983
Kitty Hawk Funding Corp.
           5.65%, 02/16/99                                    1,000         993
                                                                       --------
                                                                          6,932
                                                                       --------
BANKING - NETHERLANDS -- 4.5%(e)
Atlantis One Funding Corp.
           5.05%, 03/24/99                                    3,000       2,966
           5.06%, 03/25/99                                   13,000      12,852
           5.12%, 04/14/99                                    1,000         986
                                                                       --------
                                                                         16,804
                                                                       --------
BANKING - NORWAY -- 0.3%
Den Norske Bank
           5.40%, 02/17/99                                    1,000         993
                                                                       --------
BANKING - SWEDEN -- 4.8%
AB Spintab
           5.03%, 06/16/99                                    5,000       4,887
Nordbanken of North America, Inc.
           5.26%, 03/01/99                                   10,000       9,915
           5.15%, 03/12/99                                    3,000       2,970
                                                                       --------
                                                                         17,772
                                                                       --------
BANKING - SWITZERLAND -- 2.7%
UBS Finance (Delaware) Inc.
           4.94%, 03/22/99                                   10,000       9,893
                                                                       --------
BANKING - UNITED KINGDOM -- 4.4%(e)
Banco Nacional de Comercio Exterior, S.N.C
           5.34%, 01/21/99                                   16,500      16,452
                                                                       --------
CREDIT CARD RECEIVABLES -- 6.0%(a)
Dakota Certificates Program
           5.26%, 03/03/99                                   12,000      11,895
Providian Master Trust Series 1993-3
           5.46%, 01/27/99                                   10,367      10,326
                                                                       --------
                                                                         22,221
                                                                       --------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 1998

                                                              Par        Value
                                                            -------    --------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- (CONTINUED)

DIVERSIFIED FINANCIAL ASSETS -- 13.6%(a)
Ace Overseas Corp.
           5.49%, 02/01/99                                 $ 5,000     $  4,977
Bavaria Universal Funding Corp.
           5.46%, 01/08/99                                   3,000        2,997
           5.46%, 01/14/99                                  10,980       10,959
Concord Minutemen Capital Co., L.L.C
           5.18%, 03/18/99                                   5,000        4,946
International Securitization Corp.
           5.50%, 01/19/99                                   2,000        1,995
           5.57%, 01/21/99                                  10,000        9,969
Market Street Funding Corp.
           5.47%, 01/15/99                                   5,000        4,989
Sigma Finance, Inc.
           5.16%, 04/07/99                                   2,500        2,466
           5.38%, 05/12/99                                   7,000        6,867
                                                                       --------
                                                                         50,165
                                                                       --------
FINANCE - COMMERCIAL -- 8.4%
CIT Group Holdings, Inc.
           5.12%, 01/04/99                                  16,000       15,993
Finova Capital Corp.
           5.53%, 01/22/99                                   1,000          997
           5.47%, 02/18/99                                   2,000        1,986
General Electric Capital Corp.
           5.12%, 03/12/99                                   7,000        6,931
Heller Financial, Inc.
           5.73%, 01/08/99                                   3,000        2,997
           5.58%, 01/12/99                                   2,000        1,996
                                                                       --------
                                                                         30,900
                                                                       --------
FINANCE - CONSUMER -- 4.8%
Associates Corp. of North America
           5.10%, 01/04/99                                   2,000        1,999
           5.14%, 03/10/99                                  10,000        9,904
Household Finance Corp.
           5.50%, 02/17/99                                   6,000        5,958
                                                                       --------
                                                                         17,861
                                                                       --------
SECURITIES BROKERAGE - DEALER -- 6.2%
BT Alex Brown, Inc.
           5.68%, 01/29/99                                   1,000          996
Lehman Brothers Holdings, Inc.
           5.68%, 02/17/99                                   1,900        1,886
Morgan Stanley Dean Witter & Co
           5.35%, 02/12/99                                   1,000          994
           5.41%, 02/12/99                                   9,000        8,945
           5.52%, 02/19/99                                   5,000        4,963
Salomon Smith Barney Holdings, Inc.
           5.67%, 01/22/99                                   3,000        2,990
           5.55%, 02/26/99                                   2,000        1,983
                                                                       --------
                                                                         22,757
                                                                       --------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 1998

                                                              Par        Value
                                                            -------    --------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- (CONTINUED)

TRADE RECEIVABLES -- 13.1%(a)
Apreco, Inc.
           5.61%, 01/19/99                                  $16,500    $ 16,454
Barton Capital Corp.
           5.41%, 01/15/99                                    4,000       3,992
           5.42%, 01/26/99                                    6,000       5,978
           5.43%, 01/26/99                                    3,014       3,003
           5.31%, 03/09/99                                    4,000       3,961
Monte Rosa Capital Corp.
           5.40%, 01/21/99                                    7,901       7,878
Windmill Funding
           5.41%, 01/13/99                                    7,000       6,987
                                                                       --------
                                                                         48,253
                                                                       --------
TOTAL COMMERCIAL PAPER AND OTHER CORPORATE OBLIGATIONS
(Cost $275,865)                                                         275,865
                                                                       --------

CERTIFICATES OF DEPOSIT -- 15.5%

BANKING - CANADA -- 8.4%
Canadian Imperial Bank of Commerce
           5.08%, 04/14/99                                   13,000      13,000
Royal Bank of Canada
           5.71%, 07/12/99                                   10,000       9,997
Toronto-Dominion Holdings
           4.94%, 07/08/99                                    8,000       8,025
                                                                       --------
                                                                         31,022
                                                                       --------
BANKING - DOMESTIC -- 1.1%
Morgan Guaranty Trust Co.
           5.09%, 03/22/99                                    4,000       4,000
                                                                       --------
BANKING - FRANCE -- 1.4%
Societe Generale
           5.10%, 04/01/99                                    5,000       5,007
                                                                       --------
BANKING - GERMANY -- 1.1%
Bayerische Hypotheken und Wechsel Bank
           5.71%, 06/14/99                                    4,000       4,000
                                                                       --------
BANKING - NORWAY -- 0.5%
Den Norske Bank
           5.50%, 03/10/99                                    2,000       2,000
                                                                       --------
BANKING - SWITZERLAND -- 1.6%
UBS AG
           5.70%, 07/09/99                                    6,000       5,998
                                                                       --------
BANKING - UNITED KINGDOM -- 1.4%
Barclays Bank PLC
           4.94%, 03/05/99                                    5,000       5,005
                                                                       --------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $57,032)                                                           57,032
                                                                       --------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
DECEMBER 31, 1998

                                                              Par        Value
                                                            -------    --------
VARIABLE RATE OBLIGATIONS -- 8.4%(b)

BANKING - DOMESTIC -- 4.7%(e)
Asset Partners, Inc. Project RB Series 1997
           5.20%, 01/07/99                                  $ 2,685    $  2,685
BMC Special Care Facilities Financing Authority
   of the City of Montgomery, Alabama Taxable RB
   (Montgomery Baptist Outreach Services Corp.
   Project) Series 1997B
           5.50%, 01/07/99                                    2,200       2,200
City of Aurora, Kane, Dupage, Will & Kendall Counties,
   Illinois Taxable IDRB (North American Plastics Corp.
   Project) Series 1996B
           5.20%, 01/07/99                                    1,495       1,495
Illinois Development Finance Authority Taxable
   Adjustable Rate IDRB (Maples & Sprowl Steel, Ltd.
   Project) Series 1996B(a)
           5.15%, 01/07/99                                      828         828
MoviePlex Realty Leasing, L.L.C. Adjustable Rate
   Tender Securities (Carmike Cinemas, Inc.)
   Series 1997B3
           5.49%, 01/07/99                                    2,675       2,675
New York City IDA Taxable Industrial Revenue
   Refunding Bonds (1997 Allway Tools, Inc. Project)
           5.45%, 01/07/99                                      195         195
Strategic Money Market Trust 1998B(a)
           5.59%, 01/05/99                                    5,000       5,000
Upper Illinois River Valley Development Authority
   Taxable Solid Waste Disposal RB (Exolon - ESK Co.
   Project) Series 1996B
           5.20%, 01/07/99                                    2,000       2,000
                                                                       --------
                                                                         17,078
                                                                       --------
BANKING - IRELAND -- 0.5%(e)
Westminster Economic Development Authority
   (Westminster Plaza Urban Renewal Project)
   Series 1997B
           5.15%, 01/07/99                                    2,015       2,015
                                                                       --------
SECURITIES BROKERAGE - DEALER -- 3.2%(d)
Lehman Brothers Holdings, Inc.
           5.81%, 01/20/99                                    8,000       8,000
           5.87%, 01/25/99                                    2,400       2,400
           5.88%, 02/01/99                                    1,400       1,400
                                                                       --------
                                                                         11,800
                                                                       --------
TOTAL VARIABLE RATE OBLIGATIONS
(Cost $30,893)                                                           30,893
                                                                       --------

                                                       Maturity Value
                                                       --------------
REPURCHASE AGREEMENTS -- 0.8% (c)
Credit Suisse First Boston Corp. Tri-Party
   Repurchase Agreement Collateralized by
   U.S. Government Securities
           5.18%  Issue  12/31/98
                  Due    01/04/99                             3,121       3,119
                                                                       --------
TOTAL REPURCHASE AGREEMENTS (Cost $3,119)                                 3,119
                                                                       --------
TOTAL INVESTMENTS -- 99.4% (Cost $366,909)                              366,909
                                                                       --------
OTHER ASSETS AND LIABILITIES -- 0.6%
   Other assets                                                           7,395
   Liabilities                                                           (5,251)
                                                                       --------
                                                                          2,144
                                                                       --------
TOTAL NET ASSETS-- 100.0%                                              $369,053
                                                                       ========

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1998
(All dollar amounts are in thousands unless otherwise noted)

NOTES TO SCHEDULE OF INVESTMENTS

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Institutional Advantage Money Fund.(REGISTRATION MARK) Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1998, the aggregate value of private placement securities held by the Fund was $145,199 which represented 39.34% of net assets. Of this total, $133,399 or 36.15% of net assets was determined by the Investment Adviser to be liquid in accordance with procedures adopted by the Board of Trustees.

(b) Variable rate obligations -- Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date of next interest rate change date. All dates shown are considered the maturity date for financial reporting purposes.For variable rate securities without demand features, the next interest reset date is shown.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue dates may be subject to seven day putable demand features for liquidity purposes.

(d) Security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers typically would bear the expense of all registrations at no cost to the Fund. At December 31, 1998, the aggregate value of the restricted securities held by the Fund was $11,800 which represented 3.20% of the net assets of the Fund.All of these restricted investments were determined by the Investment Adviser to be illiquid in accordance with procedures adopted by the Board of Trustees.

(e) Security has one or more third party credit enhancements.

Abbreviations

IDA   Industrial Development Authority

IDRB  Industrial Development Revenue Bond

RB    Revenue Bond

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1998

ASSETS:
Investments, at value (Cost: $366,909)                                 $366,909
Receivables:
   Fund shares sold                                                       5,819
   Interest                                                               1,535
Prepaid expenses                                                             41
                                                                       --------
     Total assets                                                       374,304
                                                                       --------

LIABILITIES
Payables:
   Dividends                                                              2,235
   Fund shares redeemed                                                   2,861
   Investment advisory and administration fees                                6
   Transfer agency and shareholder service fees                              10
Other liabilities                                                           139
                                                                       --------
     Total liabilities                                                    5,251
                                                                       --------
Net assets applicable to outstanding shares                            $369,053
                                                                       ========

NET ASSETS CONSIST OF:
Paid-in-capital                                                        $369,056
Accumulated net realized loss on investments sold                            (3)
                                                                       --------
                                                                       $369,053
                                                                       ========

PRICING OF SHARES
Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                                        369,114
Net asset value, offering and redemption price per share                  $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
For the year ended December 31, 1998

Interest income                                                         $18,432
                                                                        -------
Expenses:
   Investment advisory and administration fees                            1,509
   Transfer agency and shareholder service fees                             820
   Custodian and portfolio accounting fees                                  144
   Registration fees                                                         49
   Professional fees                                                         16
   Shareholder reports                                                        7
   Trustees' fees                                                            12
   Insurance and other expenses                                              22
                                                                        -------
                                                                          2,579

                                                                        -------
Less: expenses reduced (see Note 4)                                        (939)
                                                                        -------
     Total expenses incurred by Fund                                      1,640
                                                                        -------
Net investment income                                                    16,792
                                                                        -------
Increase in net assets resulting from operations                        $16,792
                                                                        =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,

                                                          1998           1997
                                                        ---------     ---------

Operations:
   Net investment income                                $  16,792     $  13,058
                                                        ---------     ---------
   Increase in net assets resulting
     from operations                                       16,792        13,058
                                                        ---------     ---------

Dividends to shareholders from
   net investment income (See Note 2)                     (16,838)      (13,058)
                                                        ---------     ---------

Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                              707,322       612,896
   Net asset value of shares issued in
     reinvestment of dividends                             15,535        10,165
   Less payments for shares redeemed                     (629,095)     (486,745)
                                                        ---------     ---------
   Increase in net assets from
     capital share transactions                            93,762       136,316
                                                        ---------     ---------

     Total increase in net assets                          93,716       136,316

Net Assets:
   Beginning of period                                    275,337       139,021
                                                        ---------     ---------
   End of period                                        $ 369,053     $ 275,337
                                                        =========     =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          1998        1997        1996        1995     1994(1)
                                                        --------    --------    --------    -------    -------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                  $   1.00    $   1.00    $   1.00    $  1.00    $  1.00
                                                        --------    --------    --------    -------    -------
From investment operations
   Net investment income                                    0.05        0.05        0.05       0.06       0.04
                                                        --------    --------    --------    -------    -------
   Total from investments operations                        0.05        0.05        0.05       0.06       0.04
Less distributions
   Dividends from net investment income                    (0.05)2     (0.05)      (0.05)     (0.06)     (0.04)
                                                        --------    --------    --------    -------    -------
   Total distributions                                     (0.05)      (0.05)      (0.05)     (0.06)     (0.04)
                                                        --------    --------    --------    -------    -------
NET ASSET VALUE AT END OF PERIOD                        $   1.00    $   1.00    $   1.00    $  1.00    $  1.00
                                                        ========    ========    ========    =======    =======
Total return (%)                                            5.26        5.31        5.15       5.65       3.86**
RATIOS/SUPPLEMENTAL DATA (%)

----------
Ratio of net operating expenses to average net assets       0.50        0.50        0.50       0.53       0.55*
Reductions reflected in above expense ratio                 0.29        0.34        0.38       0.37       0.37*
Ratio of net investment income to
   average net assets                                       5.12        5.20        5.03       5.50       4.04*
Net assets, end of period (000s)                        $369,053    $275,337    $139,021    $80,746    $60,088

--------------
(1) For the period January 4, 1994 (commencement of operations) to December 31, 1994.
(2) The amounts shown include certain reclassifications related to book to tax differences (see Note 2 of Notes to Financial Statements).
 *  Annualized.
**  Not Annualized.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1998
(All dollar amounts are in thousands unless otherwise noted)

1. DESCRIPTION OF THE FUND

The Schwab Institutional Advantage Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989, and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania
Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund,(REGISTRATION MARK) Schwab Retirement Money Fund(REGISTRATION MARK) and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY   VALUATION  --  Investments  are  stated  at  amortized  cost,   which
approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust generally are allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1998

At December 31, 1998, the unused capital loss carryforward, for federal income tax purposes with expiration dates, were as follows:

                                                        Schwab
Expiring in:                               Institutional Advantage Money Fund
-----------                                ----------------------------------
12/31/04                                                  $3
                                                          --
Total capital loss carryforward                           $3
                                                          ==

RECLASSIFICATION  --  Generally  accepted  accounting  principles  require  that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. Accordingly, permanent book/tax differences of $46 were reclassified from paid-in-capital to undistributed net investment income. These reclassifications have no effect on net assets or net asset value per share.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Adviser"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion, and 0.34% on such net assets in excess of $20 billion. The Investment Adviser has reduced a portion of its fee for the year ended December 31, 1998 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Adviser and/or Schwab. During the year ended December 31, 1998, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $12 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The Investment Adviser and Schwab guarantee that, through at least April 30, 1999, the Fund's total operating expenses will not exceed 0.50% of the Fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the year ended December 31, 1998, the total of such fees reduced by the Investment Adviser was $939.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Schwab Institutional Advantage Money Fund(REGISTRATION MARK)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Institutional Advantage Money Fund (one series constituting part of The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, California
January 29, 1999

                         SCHWABFUNDS(REGISTRATION MARK)

 INVESTMENT ADVISER: Charles Schwab Investment Management, Inc., 101 Montgomery
                        Street, San Francisco, CA 94104

 DISTRIBUTOR: Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco,
                                    CA 94104

 This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

         (COPYRIGHT)1999 Charles Schwab & Co., Inc. All rights reserved.

Member SIPC/NYSE.                                     (0099-0837) MKT3860 (1/99)